UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$790,440

		$790,440

Education — 21.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$605	$630,888
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	64,856
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	350,906
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,344,628
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,338,712
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	607,482
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	638,621
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	344,799
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,043,790
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	532,896

		$6,897,578

Electric Utilities — 5.2%
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$580	$368,822
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,160	1,261,430

		$1,630,252

General Obligations — 10.4%
Long Beach City School District, 4.50%, 5/1/26	$770	$814,283
New York, 5.00%, 2/15/34(1)	1,000	1,061,400
New York City, 5.00%, 8/1/34(1)	1,350	1,410,588

		$3,286,271

Hospital — 8.2%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$144,254
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	184,232
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	494,990
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	267,023
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	344,762
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,156,679

		$2,591,940

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$433,065

		$433,065

Industrial Development Revenue — 1.2%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$395,048

		$395,048

Security	Principal Amount (000’s omitted)	Value
Insured – Education — 26.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$1,440	$1,541,045
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,278,192
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	353,829
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	556,641
New York Dormitory Authority, (Skidmore College), (NPFG), 5.00%, 7/1/33	500	501,970
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	868,504
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,352,497

		$8,452,678

Insured – Electric Utilities — 3.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$548,330
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	566,115

		$1,114,445

Insured – Escrowed/Prerefunded — 3.5%
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	$1,000	$1,102,330

		$1,102,330

Insured – General Obligations — 11.2%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$592,534
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	622,586
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	262,610
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	194,724
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	199,432
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	414,817
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	205,487
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	207,955
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	226,867
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	236,020
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	365,008

		$3,528,040

Insured – Hospital — 3.4%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$565,810
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	507,945

		$1,073,755

Insured – Housing — 3.2%
New York City Housing Development Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,002,240

		$1,002,240

Insured – Other Revenue — 8.1%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$695,660
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	835	800,272
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,047,233

		$2,543,165

Insured – Special Tax Revenue — 6.8%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$610,312
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	303,297
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	130,836
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	396,092
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	706,622

		$2,147,159

Insured – Transportation — 3.2%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,025,200

		$1,025,200

Security	Principal Amount (000’s omitted)	Value
Insured – Water and Sewer — 4.3%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,007,889
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	355,754

		$1,363,643

Other Revenue — 7.6%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$411,180
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	1,984,864

		$2,396,044

Special Tax Revenue — 18.5%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$543,805
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	2,944,535
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	684,892
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,077,712
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	577,599

		$5,828,543

Transportation — 17.9%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,047,760
Nassau County Bridge Authority, 5.00%, 10/1/35	350	354,172
Nassau County Bridge Authority, 5.00%, 10/1/40	65	65,551
New York Bridge Authority, 5.00%, 1/1/26	205	228,413
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,204,586
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	872,045
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	350,333
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	516,320

		$5,639,180

Total Tax-Exempt Investments — 168.8% (identified cost $52,272,277)		$53,241,016

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (42.0)%		$(13,250,291)

Other Assets, Less Liabilities — (26.8)%		$(8,450,822)

Net Assets Applicable to Common Shares — 100.0%		$31,539,903

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.8% to 18.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $168,805.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	22 U.S. Long Treasury Bond	Short	$(2,869,928)	$(2,822,875)	$47,053

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $47,053.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,857,788

Gross unrealized appreciation	$2,070,688
Gross unrealized depreciation	(992,460)

Net unrealized appreciation	$1,078,228

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$53,241,016	$—	$53,241,016
Total Investments	$—	$53,241,016	$—	$53,241,016
Futures Contracts	$47,053	$—	$—	$47,053
Total	$47,053	$53,241,016	$—	$53,288,069

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014